Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 35,944	£ 30,071	£ 40,410
Proceeds from issue of debt securities	4,208	4,778	2,872
Repayment of debt securities	(2,568)	(3,036)	(11,910)
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Issue of other equity instruments		750	210
Repurchase of other equity instruments		(985)	(210)
Principal elements of lease payments	(47)	(26)	(25)
Dividends paid	(1,653)	(1,164)	(1,505)
Liability-related other changes	1,062	3,176	(391)
Non-cash changes:
– Unrealised foreign exchange	(673)	1,641	(800)
– Other changes	2,011	779	1,424
Ending balance	38,363	35,944	30,071
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	31,531	25,520	35,566
Proceeds from issue of debt securities	4,208	4,778	2,872
Repayment of debt securities	(2,568)	(3,036)	(11,910)
Liability-related other changes	1,004	3,155	(447)
Non-cash changes:
– Unrealised foreign exchange	(651)	1,554	(806)
– Other changes	386	(440)	245
Ending balance	33,910	31,531	25,520
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,332	2,228	2,556
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Liability-related other changes	25	2	(4)
Non-cash changes:
– Unrealised foreign exchange	(22)	87	6
– Other changes	(28)	55	(326)
Ending balance	2,386	2,332	2,228
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,956	2,191	2,191
Issue of other equity instruments		750	210
Repurchase of other equity instruments		(985)	(210)
Non-cash changes:
Ending balance	1,956	1,956	2,191
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	125	132	97
Principal elements of lease payments	(47)	(26)	(25)
Liability-related other changes	33	19	60
Non-cash changes:
Ending balance	111	125	132
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,653)	(1,164)	(1,505)
Non-cash changes:
– Other changes	1,653	1,164	1,505
Ending balance	£ 0	£ 0	£ 0